CONVERTIBLE REDEEMABLE PREFERRED SHARES - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2024	Aug. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Proceeds from loans in connection to warrant issuance				$ 3,900		$ 3,946
Unexercised warrants				4,985
Deemed dividend	$ 261,500			$ 828	$ 261,472
Aggregate exercise price				$ 25,000
Warrants outstanding			$ 2,516		0	$ 2,516	$ 5,617
PRC Onshore Investment Fund, One
CONVERTIBLE REDEEMABLE PREFERRED SHARES
No of shares issued under the warrants				173,024
PRC Onshore Investment Fund, Two
CONVERTIBLE REDEEMABLE PREFERRED SHARES
No of shares issued under the warrants				199,644
PRC Onshore Investment Fund, Three
CONVERTIBLE REDEEMABLE PREFERRED SHARES
No of shares issued under the warrants				998,219
Series D convertible redeemable preferred shares
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Exercise price per share		$ 25.0446		$ 25.0446
Shares issued upon exercise of warrants		168,039	199,644
Proceeds from issuance of warrants		$ 4,200	$ 5,000
Deemed dividend					$ 142,042